Operations - Capital structure and net working capital (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Capital structure and net working capital [Abstract]
Working capital, negative position	R$ (5,863,917)	R$ (4,795,208)	R$ (2,723,289)
Increase (decrease) in working capital	(1,068,709)	(2,071,919)
Negative equity position	(18,333,003)	(14,148,750)	(3,519,174)	R$ (1,150,038)
Increase (decrease) in equity	R$ (4,184,253)	(10,629,576)
Devaluation percentage of domestic currency against US Dollar	7.40%
Borrowings, proceeds	R$ 3,023,273	1,936,223
Increase (decrease) of short-term obligation with suppliers.	(621,112)
Foreign exchange variation expense	1,443,046	4,302,540	R$ 391,905
Current assets with immediate liquidity	R$ 4,149,321	R$ 4,155,471
Bottom of range
Capital structure and net working capital [Abstract]
Annual interest rates within the period of the COVID-19 pandemic	0.060
Top of range
Capital structure and net working capital [Abstract]
Annual interest rates within the period of the COVID-19 pandemic	0.075
Jun/21
Capital structure and net working capital [Abstract]
Borrowings, proceeds	R$ (2,976,795)